Bank loan Payables - Schedule of Future Minimum Bank Loan Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Loan Payments [Abstract]
December 31, 2025	$ 123,186
Less: Imputed interest	(5,841)
Total Bank loan payable	$ 117,345	$ 711,585